Acquisitions and Disposition of Oil and Gas Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisitions and Disposition of Oil and Gas Properties

3. Acquisitions and Disposition of Oil and Gas Properties

Acquisitions

On May 25, 2011, the Company entered into a Purchase and Sale Agreement and other related agreements and documents with the Tucker Family Investments, LLLP, DNR Oil & Gas, Inc. (“DNR”), and Tindall Operating Company (collectively, the “Sellers”) for the purchase of certain oil and gas operating properties in Colorado, Kansas, Wyoming, and Montana (collectively, the “Original Purchase and Sale Agreement”). DNR is principally owned by an officer and director of the Company, Charles B. Davis. The consideration for the purchase was determined by bargaining between management of the Company and Sellers, and the Company used reports of independent engineering firms to analyze the purchase price. The base purchase price for the properties was $10.0 million, of which the Company paid a nonrefundable down payment of $0.5 million and the remaining $9.5 million was financed by the Sellers pursuant to a promissory note due July 1, 2011. The Company was unable to arrange the funding to pay the $9.5 million promissory note due on July 1, 2011, and therefore, the note was not paid.

On July 29, 2011, the Company and Sellers entered into an Amended and Restated Purchase and Sale Agreement (“PSA”) regarding the purchase of (i) working interests in oil and gas properties located in Wyoming, Colorado, Kansas and Montana (the “Properties”), and (ii) vested contractual rights in the net proceeds from the future sale of certain properties located in Wyoming (the “Separate Interests”). The material terms of the PSA included an aggregate base purchase price for the Properties and the Separate Interests of $11.0 million to be paid by an initial payment of $0.9 million, comprised of (i) a credit in the amount of $0.5 million previously paid by the Company in connection with the Original Purchase and Sale Agreement; and (ii) $0.4 million in funds paid contemporaneously with the execution of the PSA. The remaining principal balance of the base purchase price in the amount of $10.1 million, together with interest at 10% per annum, was payable to Sellers in three monthly payments, with $3.7 million due August 15, 2011 (extended to August 31, 2011), and $3.2 million due on each of September 15, 2011 and October 15, 2011. By September 29, 2011, all required consideration had been paid to Sellers and closing of the PSA was completed.

The PSA provided that the Company was entitled to the Properties’ oil and gas production and sales proceeds beginning on April 1, 2011, and the Company was also responsible for the lease operating expenses of the Properties beginning on April 1, 2011. The net proceeds from oil and gas sales, less production taxes and lease operating expenses from April 1, 2011 to July 29, 2011 amounted to $766,728, which was treated as a reduction of the carrying costs of the Properties.

The acquisition of the Properties was structured whereby the Company acquired 100% of Seller’s interest in certain geologic zones of the properties. Presented below is a summary of agreed-upon values associated with the Properties and the Separate Interests, along with a discussion of the interests in the Properties retained by the Sellers:

Properties:
Rex Lake/ Big Hollow (WY)	$511,025	(b)
Kansas	2,152,216	(a)
Montana	98,179	(b)
Wyoming	2,733,773	(b)
Buff (WY)	611,211	(b)
Colorado	2,507,678	(a)

Total Working Interest Properties	8,614,082
Separate Interests	2,385,918	(d)

	$11,000,000	(c)

(a)	For a period of ten years after the closing date, the Colorado and Kansas properties provide for additional consideration that is payable to Sellers based on increases in Nymex prices for oil and natural gas, without regard to changes in the Company’s oil and natural gas reserves (referred to as the “Price Increase Factor”). If Nymex thresholds of $90, $100, $110, $125 and $150 per barrel of oil are exceeded for periods of 61 consecutive days, incremental purchase consideration of $250,000, $250,000, $500,000, $500,000 and $2,000,000, respectively, will be payable to Sellers. Similarly, if Nymex thresholds of $5.00, $6.00, $7.50, $10.00 and $12.00 per MMbtu of natural gas are exceeded for periods of 61 consecutive days, incremental purchase consideration of $50,000, $50,000, $150,000, $250,000 and $250,000, respectively, will be payable to Sellers.

The Colorado and Kansas properties also provide for additional consideration that is payable to Sellers if reserves classified as “possible” are converted to “proved producing reserves” through drilling or recompletion activities over a period of ten years after the closing date (referred to as the “Possible Reserve Factor”). For such increases in oil reserves, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels; and for such increases in natural gas reserves, the Sellers are entitled to additional consideration of $150,000 for each increase of 150,000 mcf of natural gas.

The Possible Reserve Factor also requires a multiplier effect from 1 to 5 depending on the Price Increase Factor that is effective when the proved producing reserves are obtained. For example, the Possible Reserve Factor consideration would be multiplied by 2 if the oil Price Increase Factor of $100 is in effect when the proved producing reserves are confirmed. Similarly, the Possible Reserve Factor consideration would be multiplied by 2 if a natural gas Price Increase Factor of $6.00 per MMbtu is in effect when the proved producing natural gas reserves are confirmed. The maximum increase in purchase price for the Kansas and Colorado properties is limited to $5 million.

(b)	Additional consideration is also payable for the properties located in Wyoming to the extent that the Company increases proved producing reserves through future drilling or recompletion activities in formations that are not producing as of the closing date under the Possible Reserve Factor. Similar to the properties in Colorado and Kansas, the Possible Reserve Factor will be multiplied by a factor of 1 to 5 depending on the Price Increase Factor that is effective when the proved producing reserves are obtained.

Furthermore, if the Company sells any of the properties in Wyoming, the Sellers have retained an interest of 70% in the net sales proceeds (after the Company receives a recovery of 125% of the original agreed-upon allocation as contained in the table above).

The maximum increase in purchase price (including Sellers retained interest of 70% for the Wyoming properties discussed in the preceding paragraph) for all properties in all states shown in the table above is limited to $25 million. Due to the sale of the Separate Interests discussed below, accrual of $500,000 due to a sustained increase in oil prices over $90 and $100 per barrel, and the sale of a second property in February 2012, the maximum future consideration has been reduced by approximately $5.2 million to $19.8 million.

(c)	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the final purchase allocation under generally accepted accounting principles.

(d)	With respect to the Separate Interests, a formal closing and transfer of title was not required, and did not occur, in order for the Company to realize its proceeds related to the sale of the Separate Interests. The Company acquired the contractual rights associated with the Separate Interests on July 29, 2011, and the Company’s share of the net proceeds of $5,101,047 was received on August 23, 2011, which resulted in recognition of a non-operating gain in the third quarter of 2011 of $2,479,934. The Company applied the $5,101,047 of net proceeds to the payments due under the PSA.

The table below reflects unaudited pro forma results as if the third quarter of 2011 acquisition of oil and gas properties had taken place as of January 1, 2011:

	Six Months Ended June 30, 2011:
	Historical	Pro Forma
Total revenue	$45,639	$1,542,954

Net income (loss)	$(1,294,073)	$(1,355,901)

Net income (loss) applicable to common stockholders	$(1,294,073)	$(1,355,901)

Earnings per share:
Basic	$(0.22)	$(0.23)

Diluted	$(0.22)	$(0.23)

The unaudited pro forma data gives effect to the actual operating results of the acquired properties prior to the acquisition, adjusted to include the pro forma effect of depreciation, depletion, amortization and accretion based on the purchase price of the properties. Other pro forma adjustments were recorded to eliminate gas gathering production costs payable to DNR that due to our purchase of the Buff field would have been eliminated, and to increase expenses by $15,000 per month for administrative costs incurred under an Operating Agreement with DNR that was effective on October 1, 2011.

Property Disposition

In February 2012, the Company sold to an unaffiliated party a working interest in a well and related lease in Niobrara County, Wyoming for gross proceeds of approximately $1,109,000. After payment of additional consideration pursuant to the formula discussed under (b) in the acquisition table above, the Company realized net proceeds of $826,000. The purchaser assumed the asset retirement obligations estimated at approximately $16,000 and after deducting the net book value of the property, the Company recognized a gain on sale of $533,048. The Company retained a 2.575% overriding royalty interest in this property. This sale comprised approximately 1.6% of the Company’s barrels of oil equivalent (“BOE”) of oil and gas reserve quantities, and approximately 2.2% of the Company’s discounted future net revenues prior to the sale. The Company determined that this sale did not qualify for discontinued operations reporting. This gain on sale is included in operating revenues in the unaudited consolidated statement of operations for the six-months ended June 30, 2012.

3. Acquisitions and Disposition of Oil and Gas Properties

Acquisitions

On May 25, 2011, the Company entered into a Purchase and Sale Agreement and other related agreements and documents with the Tucker Family Investments, LLLP, DNR Oil & Gas, Inc. (“DNR”), and Tindall Operating Company (collectively, the “Sellers”) for the purchase of certain oil and gas operating properties in Colorado, Kansas, Wyoming, and Montana (collectively, the “Original Purchase and Sale Agreement”). DNR is owned by a director of the Company, Charles B. Davis. The consideration for the purchase was determined by bargaining between management of the Company and Mr. Davis, and the Company used reports of independent engineering firms to analyze the purchase price. The base purchase price for the properties was $10 million, of which the Company paid a nonrefundable down payment of $500,000 and the remaining $9.5 million was financed by the Sellers pursuant to a promissory note due July 1, 2011. The Company was unable to arrange the funding to pay the $9.5 million promissory note due on July 1, 2011, and therefore, the note was not paid. On July 29, 2011, the Company and Sellers entered into an Amended and Restated Purchase and Sale Agreement regarding the acquisition by the Company of the oil and gas properties. The material terms of the agreement are a base purchase price for the properties of $11 million to be paid by an initial payment of Nine Hundred Thousand and 00/l00 Dollars ($900,000.00), comprised of (i) a credit in the amount of Five Hundred Thousand and 00/l00 Dollars ($500,000.00) previously paid by Buyer in connection with the Original Purchase and Sale Agreement; and (ii) Four Hundred Thousand and 00/l00 Dollars ($400,000.00) in funds contemporaneously with the execution of the Agreement. The remaining principal balance of the base purchase price in the amount of Ten Million One Hundred Thousand and 00/l00 Dollars ($10,100,000.00), together with interest at the monthly interest rate of Eighty Three Hundredths of One Percent (0.83%), will be paid to Sellers in three monthly payments, with $3,700,000.00 due August 15, 2011 (extended to August 31, 2011), and $3,200,000.00 due on each of September 15, 2011 and October 15, 2011, closed September 29, 2011, and were paid in full on September 30, 2011.

The Company as part of the agreement received the production of oil and gas from April 1, 2011 and was responsible was the lease operating expenses for that period. The net proceeds of the production, production taxes, and lease operating expenses from April 1, 2011 to July 29, 2011 of $766,728 was applied to the carrying costs of the oil & natural gas properties.

The acquisition was structured whereby the Company acquired 100% of Seller’s interest in certain geologic zones of the properties. Presented below is a summary of agreed-upon values associated with the properties along with a discussion of the interests retained by the Sellers:

Rex Lake/ Big Hollow (WY)	$511,025	(b)
Kansas	2,152,216	(a)
Montana	98,179	(b)
Wyoming	2,733,773	(b)
Buff (WY)	611,211	(b)
Colorado	2,507,678	(a)
School Creek (WY)	2,385,918	(b)

	$11,000,000	(c)

(a)	The Colorado and Kansas properties provide for additional consideration that is payable to Sellers if proved producing reserves are increased on these properties through drilling or recompletion activities over a period of ten years after the closing date. To the extent that oil reserves increase, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels. Furthermore, to the extent that oil and gas prices increase, the Sellers are entitled to additional consideration as the targeted price thresholds are exceeded for periods of 61 days. The maximum increase in purchase price for the Kansas and Colorado properties is limited to a maximum of $5 million.
(b)	The properties located in Wyoming and Montana provide a similar formula as used for Colorado and Kansas that could result in an obligation for additional purchase consideration to the extent that the Company performs future drilling or recompletion activities in formations that are not producing as of the closing date. Furthermore, if the Company sells properties where reserves have been proved up through drilling or recompletion, the Sellers have retained an interest of 70% in the net sales proceeds (after Arête receives a recovery of 125% of the original purchase allocation as contained in the table above). The maximum increase in purchase price for all properties shown in the table above is limited to a maximum of $25 million. Due to the sale of School Creek discussed below, the maximum future consideration has been reduced by approximately $4.6 million to $21.4 million.
(c)	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.

If the Company increases its proven producing net oil reserves or net gas reserves by drilling or recompletion on certain of the acquired properties in Colorado and Kansas, then the Company will pay $250,000 for every 20,000 bbl or 150,000 mcf increase respectively, which amount will be increased by a factor if the Nymex prices for oil or gas stay above a specified price floor for more than 60 days. Cumulative payments under the additional purchase price factor for the Colorado and Kansas properties are limited to $5 million. The Company will also make similar payments to Sellers if the Company increases reserves in the Wyoming properties, and the Company will make additional payments under a formula by which Sellers and the Company will share proceeds of sales or production from untapped formations on the properties to be acquired in Wyoming. Cumulative payments under the additional purchase price factor for the Wyoming properties are limited to $20 million. The aggregate of all additional purchase price payments from all factors is capped at $25 million.

The Company is in the process of evaluating the purchase and the allocation of the purchase price to all assets and liabilities acquired.

Dispositions

The Company also had an agreement for the right to receive a portion of the proceeds from sale of certain of the properties that could be sold before payment in full of the base purchase price and assignment of the properties to the Company. The School Creek properties were sold on August 23, 2011 and the Company received $5,101,047 for its share of the proceeds on the sale, which resulted in a gain on sale of $2,479,934. The Company applied the proceeds to the payments due under the purchase and sale agreement. On September 29, 2011 the Company paid the balance of $5,120,194 that included $121,241 of interest. The Company as part of the agreement received the production of oil and gas from April 1, 2011 and was responsible was the lease operating expenses for that period. The net proceeds of the production, production taxes, and lease operating expenses from April 1, 2011 to July 29, 2011 of $766,812 was applied to the carrying costs of the oil & natural gas properties.

The Company determined that this sale did not qualify for discontinued operations reporting and the gain is included in non-operating income in the 2011 Consolidated Statement of Operations.